ALLOWANCE (REVERSAL OF ALLOWANCE) OF LONG-TERM RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Allowance (Reversal of Allowance) of Long-Term Receivable

	December 31, 2013	December 31, 2014	December 31, 2015	December 31, 2015
	RMB	RMB	RMB	US$
				(Note 3)
Allowance (reversal of allowance) of receivables	17,927,763	(17,927,763)	—	—

Total	17,927,763	(17,927,763)	—	—